Goodwill and Intangible Assets - Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
	May 10, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance		$ 5,689.0	$ 5,928.2
Additions		1,226.3	445.2
Disposals		(82.3)	(125.2)
Amortization		(373.3)	(226.6)
Impairments		(136.2)	(137.9)
Foreign exchange effect and other		52.8	(194.7)
Goodwill and intangible assets, ending balance		6,376.3	5,689.0
Intangible assets with indefinite useful life		1,756.8	1,613.6
Crum & Forster Pet Insurance Group and Pethealth
Changes in goodwill and intangible assets
Deconsolidation of goodwill			81.7
Deconsolidation of intangible assets			34.6
Farmers Edge
Changes in goodwill and intangible assets
Non-cash goodwill impairment charge		63.5	133.4
Brit
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance		780.1
Goodwill and intangible assets, ending balance		695.1	780.1
Brit | Ambridge Group
Changes in goodwill and intangible assets
Deconsolidation of goodwill	$ 45.9
Deconsolidation of intangible assets	$ 32.6
Goodwill
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance		2,927.5	3,084.8
Additions		355.8	152.0
Disposals		(45.9)	(81.9)
Impairments		(132.4)	(137.0)
Foreign exchange effect and other		16.9	(90.4)
Goodwill and intangible assets, ending balance		3,121.9	2,927.5
Lloyd's participation rights
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance		503.2	503.2
Goodwill and intangible assets, ending balance		503.2	503.2
Customer and broker relationships
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance		653.9	760.9
Additions		538.2	25.9
Disposals		(35.9)	(31.6)
Amortization		(92.9)	(91.7)
Foreign exchange effect and other		7.3	(9.6)
Goodwill and intangible assets, ending balance		1,070.6	653.9
Brand names
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance		1,018.3	1,087.3
Additions		123.0	(0.3)
Disposals		(0.5)	(8.5)
Impairments		(3.8)
Foreign exchange effect and other		24.7	(60.2)
Goodwill and intangible assets, ending balance		1,161.7	1,018.3
Computer software and other
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance		586.1	492.0
Additions		209.3	267.6
Disposals			(3.2)
Amortization		(280.4)	(134.9)
Impairments			(0.9)
Foreign exchange effect and other		3.9	(34.5)
Goodwill and intangible assets, ending balance		$ 518.9	$ 586.1